September 5, 2000

Via EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re:  New England Cash Management Trust
     ---------------------------------
     (File Nos.: 2-68348 and 811-2819)

Dear Sir or Madam:


     Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent Post-Effective Amendment that was filed electronically on August 28, 2000.

     If you have any questions regarding this filing, please do not hesitate to call me at (617) 578-1134.

                                             Very truly yours,

                                             /s/ Coleen Downs Dinneen

                                             Coleen Downs Dinneen
                                             Vice President and Associate
                                                  General Counsel